Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses On Finance Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for credit losses on finance receivables:
Balance at beginning of year	¥ 4,097	¥ 3,101	¥ 1,706
Provision	2,531	2,268	2,304
Charge-offs	(628)	(945)	(780)
Other	795	(327)	(129)
Balance at end of year	¥ 6,795	¥ 4,097	¥ 3,101